Trade Receivables, Net - Summary of Movements of Loss Allowance of Trade Receivables (Detail) - Trade receivables [member] $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of financial assets [Line Items]
Beginning balance	$ 136,497	$ 4,861	$ 155,389	$ 64,901
Net remeasurement of loss allowance	(55,742)	(1,985)	(38,277)	150,128
Reclassification	(6,970)	(248)	(5,877)
Acquisition through business combinations	32,460	1,156	25,553	3,482
Amounts written off	(3,944)	(141)		(60,109)
Effects of foreign currency exchange differences	(4,943)	(176)	(291)	(3,013)
Ending balance	$ 97,358	$ 3,467	$ 136,497	$ 155,389